Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,560,000.00
Previously Paid Amount	0.00
Total Fee Amount	629.74
Total Offset Amount	0.00
Net Fee	629.74
Narrative - Max Aggregate Offering Price	$ 4,560,000.00
Final Prospectus	true